UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ValMark Advisers, Inc.
Address: 130 Springside Drive, Suite 300
         Akron, OH  44333

13F File Number:  028-12433

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael McClary
Title:     VP, CIO, ValMark Advisers,Inc.
Phone:     800-765-5201

Signature, Place, and Date of Signing:

 /s/ Michael McClary     Akron, OH     January 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $641,388 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102      448    14821 SH       SOLE                        0        0    14821
CLAYMORE EXCHANGE TRD FD TR    GUGG TIMBER ETF  18383Q879    11344   685830 SH       SOLE                        0        0   685830
EXXON MOBIL CORP               COM              30231G102      208     2451 SH       SOLE                        0        0     2451
FIFTH THIRD BANCORP            COM              316773100      159    12476 SH       SOLE                        0        0    12476
FIRST TR BICK INDEX FD         COM SHS          33733H107    10323   455137 SH       SOLE                        0        0   455137
FIRST TR ISE CHINDIA INDEX F   COM              33733A102      186    10252 SH       SOLE                        0        0    10252
FLEXSHARES TR                  MORNSTAR UPSTR   33939L407      375    11352 SH       SOLE                        0        0    11352
INTERNATIONAL BUSINESS MACHS   COM              459200101      267     1453 SH       SOLE                        0        0     1453
ISHARES TR                     DJ SEL DIV INX   464287168      413     7674 SH       SOLE                        0        0     7674
ISHARES TR                     BARCLYS TIPS BD  464287176    71701   614454 SH       SOLE                        0        0   614454
ISHARES TR                     MSCI EMERG MKT   464287234      392    10326 SH       SOLE                        0        0    10326
ISHARES TR                     IBOXX INV CPBD   464287242    38194   335741 SH       SOLE                        0        0   335741
ISHARES TR                     S&P500 GRW       464287309    64142   951255 SH       SOLE                        0        0   951255
ISHARES TR                     S&P 500 VALUE    464287408    64657  1118056 SH       SOLE                        0        0  1118056
ISHARES TR                     BARCLYS 7-10 YR  464287440    22585   213932 SH       SOLE                        0        0   213932
ISHARES TR                     BARCLYS 1-3 YR   464287457     3142    37183 SH       SOLE                        0        0    37183
ISHARES TR                     S&P MIDCAP 400   464287507    58074   662869 SH       SOLE                        0        0   662869
ISHARES TR                     S&P SMLCAP 600   464287804    48293   707101 SH       SOLE                        0        0   707101
ISHARES TR                     S&P NTL AMTFREE  464288414      992     9162 SH       SOLE                        0        0     9162
ISHARES TR                     HIGH YLD CORP    464288513    27783   310669 SH       SOLE                        0        0   310669
ISHARES TR                     US PFD STK IDX   464288687      606    17017 SH       SOLE                        0        0    17017
ISHARES TR                     FLTG RATE NT     46429B655      219     4460 SH       SOLE                        0        0     4460
MERCK & CO INC NEW             COM              58933Y105      517    13709 SH       SOLE                        0        0    13709
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769     9427   395930 SH       SOLE                        0        0   395930
PROCTER & GAMBLE CO            COM              742718109      278     4162 SH       SOLE                        0        0     4162
SHERWIN WILLIAMS CO            COM              824348106     1451    16255 SH       SOLE                        0        0    16255
SPDR GOLD TRUST                GOLD SHS         78463V107      201     1321 SH       SOLE                        0        0     1321
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541    23312   475553 SH       SOLE                        0        0   475553
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    16068   504796 SH       SOLE                        0        0   504796
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      715    29386 SH       SOLE                        0        0    29386
SPDR SERIES TRUST              NUVN BRCLY MUNI  78464A458     1426    60060 SH       SOLE                        0        0    60060
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474    12605   418632 SH       SOLE                        0        0   418632
SPDR SERIES TRUST              DB INT GVT ETF   78464A490    22385   394438 SH       SOLE                        0        0   394438
SPDR SERIES TRUST              DJ REIT ETF      78464A607    15235   236565 SH       SOLE                        0        0   236565
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656      313     5399 SH       SOLE                        0        0     5399
VANGUARD INDEX FDS             REIT ETF         922908553      330     5691 SH       SOLE                        0        0     5691
VANGUARD INTL EQUITY INDEX F   FTSE SMCAP ETF   922042718    10961   141307 SH       SOLE                        0        0   141307
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    67832  1710762 SH       SOLE                        0        0  1710762
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    12968   339391 SH       SOLE                        0        0   339391
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      289     5280 SH       SOLE                        0        0     5280
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     2613    85300 SH       SOLE                        0        0    85300
VANGUARD WORLD FDS             ENERGY ETF       92204A306      949     9413 SH       SOLE                        0        0     9413
VANGUARD WORLD FDS             MATERIALS ETF    92204A801      926    12657 SH       SOLE                        0        0    12657
WISDOMTREE TR                  EM LCL DEBT FD   97717X867    16084   330669 SH       SOLE                        0        0   330669